Inventories - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventory [Line Items]
Cost of inventories recognised as expense during period	$ 389,710	$ 386,900
Production costs	$ 459,586	$ 449,748